General and Administrative Expenses_Details Of Mileage Stock(Details) ₩ in Millions		12 Months Ended
		Dec. 31, 2019 KRW (₩) shares	Dec. 31, 2018 KRW (₩)
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Number of granted shares	[1]	79,800
Remaining shares		56,771
Explanation Of Effect Of Mileage Stock On Financial Positions		Mileage stock may be exercised after one year from the grant date for two years. When the mileage stock is exercised, the closing price of prior month is applied. However, in case of transfer or retirement during the vesting period, mileage stock may still be exercised at the closing price of prior month.
Liabilities From Mileage Stock | ₩		₩ 2,705	₩ 2,283
Explanation Of Effect Of Mileage Stock On Profit Or Loss		The remaining shares are assessed based on the stock price as of December 31, 2019. These shares are vested immediately at grant date.
Expense From Mileage Stock Transactions With Employees | ₩		₩ 1,334	₩ 1,350
Stock Granted in 201701
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jan. 09, 2017
Number of granted shares	[1]	28,925
Expected exercise period (Years)	[2]	0.02
Remaining shares		11,365
Stock Granted in 201702
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Feb. 03, 2017
Number of granted shares	[1]	43
Expected exercise period (Years)	[2]	0.09
Remaining shares		28
Stock Granted in 201703
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Apr. 03, 2017
Number of granted shares	[1]	82
Expected exercise period (Years)	[2]	0.25
Remaining shares		61
Stock Granted in 201704
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		May 22, 2017
Number of granted shares	[1]	20
Expected exercise period (Years)	[2]	0.39
Remaining shares		20
Stock Granted in 201705
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jul. 03, 2017
Number of granted shares	[1]	52
Expected exercise period (Years)	[2]	0.5
Remaining shares		52
Stock Granted in 201706
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 07, 2017
Number of granted shares	[1]	29
Expected exercise period (Years)	[2]	0.6
Remaining shares		19
Stock Granted in 201707
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 08, 2017
Number of granted shares	[1]	5
Expected exercise period (Years)	[2]	0.6
Remaining shares		2
Stock Granted in 201708
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 16, 2017
Number of granted shares	[1]	204
Expected exercise period (Years)	[2]	0.62
Remaining shares		151
Stock Granted in 201709
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 17, 2017
Number of granted shares	[1]	40
Expected exercise period (Years)	[2]	0.63
Remaining shares		24
Stock Granted in 201710
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 24, 2017
Number of granted shares	[1]	387
Expected exercise period (Years)	[2]	0.65
Remaining shares		288
Stock Granted in 201711
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Sep. 08, 2017
Number of granted shares	[1]	83
Expected exercise period (Years)	[2]	0.69
Remaining shares		73
Stock Granted in 201711
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Nov. 01, 2017
Number of granted shares	[1]	120
Expected exercise period (Years)	[2]	0.84
Remaining shares		103
Stock Granted in 201713
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Nov. 06, 2017
Number of granted shares	[1]	106
Expected exercise period (Years)	[2]	0.85
Remaining shares		101
Stock Granted in 201714
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 06, 2017
Number of granted shares	[1]	105
Expected exercise period (Years)	[2]	0.93
Remaining shares		83
Stock Granted in 201715
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 26, 2017
Number of granted shares	[1]	255
Expected exercise period (Years)	[2]	0.99
Remaining shares		175
Stock Granted in 201716
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 29, 2017
Number of granted shares	[1]	114
Expected exercise period (Years)	[2]	0.99
Remaining shares		58
Stock Granted in 201801
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jan. 10, 2018
Number of granted shares	[1]	19,197
Expected exercise period (Years)	[2]	1.03
Remaining shares		15,430
Stock Granted in 201802
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Feb. 12, 2018
Number of granted shares	[1]	9
Expected exercise period (Years)	[2]	1.12
Remaining shares		7
Stock Granted in 201803
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Apr. 02, 2018
Number of granted shares	[1]	115
Expected exercise period (Years)	[2]	1.25
Remaining shares		99
Stock Granted in 201804
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Apr. 30, 2018
Number of granted shares	[1]	86
Expected exercise period (Years)	[2]	1.33
Remaining shares		62
Stock Granted in 201805
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		May 08, 2018
Number of granted shares	[1]	170
Expected exercise period (Years)	[2]	1.35
Remaining shares		150
Stock Granted in 201806
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jun. 01, 2018
Number of granted shares	[1]	140
Expected exercise period (Years)	[2]	1.42
Remaining shares		121
Stock Granted in 201807
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jul. 02, 2018
Number of granted shares	[1]	180
Expected exercise period (Years)	[2]	1.5
Remaining shares		123
Stock Granted in 201808
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 07, 2018
Number of granted shares	[1]	194
Expected exercise period (Years)	[2]	1.6
Remaining shares		175
Stock Granted in 201809
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 09, 2018
Number of granted shares	[1]	47
Expected exercise period (Years)	[2]	1.61
Remaining shares		38
Stock Granted in 201810
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 14, 2018
Number of granted shares	[1]	30
Expected exercise period (Years)	[2]	1.62
Remaining shares		30
Stock Granted in 201811
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 16, 2018
Number of granted shares	[1]	130
Expected exercise period (Years)	[2]	1.62
Remaining shares		112
Stock Granted in 201812
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Sep. 07, 2018
Number of granted shares	[1]	106
Expected exercise period (Years)	[2]	1.68
Remaining shares		82
Stock Granted in 201813
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Oct. 04, 2018
Number of granted shares	[1]	129
Expected exercise period (Years)	[2]	1.76
Remaining shares		106
Stock Granted in 201814
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Nov. 01, 2018
Number of granted shares	[1]	258
Expected exercise period (Years)	[2]	1.84
Remaining shares		248
Stock Granted in 201815
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Nov. 06, 2018
Number of granted shares	[1]	236
Expected exercise period (Years)	[2]	1.85
Remaining shares		206
Stock Granted in 201816
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 03, 2018
Number of granted shares	[1]	132
Expected exercise period (Years)	[2]	1.92
Remaining shares		132
Stock Granted in 201817
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 04, 2018
Number of granted shares	[1]	21
Expected exercise period (Years)	[2]	1.93
Remaining shares		21
Stock Granted in 201818
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 07, 2018
Number of granted shares	[1]	91
Expected exercise period (Years)	[2]	1.93
Remaining shares		91
Stock Granted in 201819
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 12, 2018
Number of granted shares	[1]	64
Expected exercise period (Years)	[2]	1.95
Remaining shares		57
Stock Granted in 201820
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 18, 2018
Number of granted shares	[1]	271
Expected exercise period (Years)	[2]	1.96
Remaining shares		271
Stock Granted in 201821
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 19, 2018
Number of granted shares	[1]	42
Expected exercise period (Years)	[2]	1.97
Remaining shares		42
Stock Granted in 201822
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 31, 2018
Number of granted shares	[1]	127
Expected exercise period (Years)	[2]	2
Remaining shares		127
Stock Granted in 201901
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jan. 11, 2019
Number of granted shares	[1]	26,580
Expected exercise period (Years)	[2]	2.03
Remaining shares		25,563
Stock Granted in 201902
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Feb. 01, 2019
Number of granted shares	[1]	12
Expected exercise period (Years)	[2]	2.09
Remaining shares		12
Stock Granted in 201903
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Apr. 01, 2019
Number of granted shares	[1]	167
Expected exercise period (Years)	[2]	2.25
Remaining shares		167
Stock Granted in 201904
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Apr. 18, 2019
Number of granted shares	[1]	105
Expected exercise period (Years)	[2]	2.3
Remaining shares		105
Stock Granted in 201905
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Apr. 22, 2019
Number of granted shares	[1]	33
Expected exercise period (Years)	[2]	2.31
Remaining shares		33
Stock Granted in 201906
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jul. 01, 2019
Number of granted shares	[1]	109
Expected exercise period (Years)	[2]	2.5
Remaining shares		109
Stock Granted in 201907
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 29, 2019
Number of granted shares	[1]	39
Expected exercise period (Years)	[2]	2.66
Remaining shares		39
Stock Granted in 201908
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Sep. 02, 2019
Number of granted shares	[1]	50
Expected exercise period (Years)	[2]	2.67
Remaining shares		50
Stock Granted in 201909
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Nov. 01, 2019
Number of granted shares	[1]	119
Expected exercise period (Years)	[2]	2.84
Remaining shares		119
Stock Granted in 201910
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Nov. 08, 2019
Number of granted shares	[1]	14
Expected exercise period (Years)	[2]	2.85
Remaining shares		14
Stock Granted in 201911
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 05, 2019
Number of granted shares	[1]	56
Expected exercise period (Years)	[2]	2.93
Remaining shares		56
Stock Granted in 201912
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 06, 2019
Number of granted shares	[1]	84
Expected exercise period (Years)	[2]	2.93
Remaining shares		84
Stock Granted in 201913
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 31, 2019
Number of granted shares	[1]	87
Expected exercise period (Years)	[2]	3
Remaining shares		87

[1]	Mileage stock may be exercised after one year from the grant date for two years. When the mileage stock is exercised, the closing price of prior month is applied. However, in case of transfer or retirement during the vesting period, mileage stock may still be exercised at the closing price of prior month.
[2]	The remaining shares are assessed based on the stock price as of December 31, 2019. These shares are vested immediately at grant date.